Capital Management (Details Narrative) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Working capital deficit	$ (24,147,490)	$ (918,048)
Warrant derivative liabilities	45,380,933	45,380,933
Working capital surplus	$ 21,233,443	$ 709,280